Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

21. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders	(1,996,413)	(291,674)	(4,864)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share*	359,422	367,293	540,836
Basic and diluted net loss per share*	(5,554.51)	(794.12)	(8.99)

*	During the years ended December 31, 2021, 2022 and 2023, the Group has ordinary shares issuable upon the exercise of share options, unit purchase options, warrants and conversion of convertible bonds as potentially dilutive ordinary shares and are excluded from the calculation for the period, as their effects would be anti-dilutive.

**	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

For the years ended December 31, 2021, 2022 and 2023, the Group has nil, 125,251 and nil ordinary shares issuable upon the conversion of convertible bonds, nil, nil and 43,366 ordinary shares issuable upon the exercise of share options as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.